Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Great Lakes Disciplined International Smaller Company Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Great Lakes Disciplined International Smaller Company Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
(the “Trust”)

Great Lakes Disciplined International Smaller Company Fund

Supplement dated March 17, 2020 to the
Prospectus and Summary Prospectus for the Fund dated August 1, 2019

Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following disclosure in the Fund's Principal Investment Strategies section is revised as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
“Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-U.S. equity securities of smaller-capitalization (“smaller”) companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these non-U.S. companies. Non-U.S. smaller companies are companies in the FTSE Global ex-U.S. AllCap Index, which are companies organized outside the United States and whose securities are principally traded outside the United States, and include companies in developed and emerging countries. The Fund considers a company to be a smaller company if it has a market capitalization, at the time of purchase, within the bottom 75% (by cumulative Index weight) of the FTSE Global ex-US AllCap Index. The market capitalizations within the index vary, but as of June 30, 2019, they ranged from approximately $20.0 million to $11.2 billion."

All references in the Prospectus and Summary Prospectus to the definition of Non-U.S. smaller companies are hereby updated to reflect the revised language.

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock
Thank you for your investment. If you have any questions, please call the Fund toll-free at (855) 278-2020.

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Great Lakes Disciplined International Smaller Company Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLISX